TYPE           	 13F-HR
PERIOD           6/30/04
FILER            OVERBROOK MANAGEMENT CORP.
          CIK 	 0001269786
          CCC    r5sdfm$c

SUBMISSION-CONTACT
NAME	            M. GRECCO
PHONE               212-661-8710



uNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
REPORT FOR THE QUARTER ENDED: JUNE 30, 2004
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [ ] is a restatement.
	                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                    Name:          Overbrook Management Corp.
                    Address: 	   122 E. 42nd Street, Suite 2500
                              	   New York, NY 10168
                    13F File Number:28-10593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:               Mary Grecco
Title:              Controller
Phone:              (212) 661-8710
Signature	    Place          and, Date of Signing
Mary Grecco         New York, NY   AUGUST 6, 2004

Report Type (Check only one.):
                    [x] 13F HOLDINGS REPORT
                    [ ] 13F NOTICE
                    [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      	0
Form 13F Information Table Entry Total:      	51
Form 13F Information Table Value Total:      	$209,259


FORM 13F INFORMATION TABLE
	NAME
	OF					VALUE	SHARES/	SH/	PUT/	INVESTMENT	OTHER 	VOTING AUTHORITY
	ISSUER		CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DISCRETION	MGRS.	 SOLE		SHARED	NONE
ABBOTT LABS		COM	002824100	 1,727 	 42,358 	SH		SOLE		 39,742 		 2,616
AMERICAN EXPRESS CO	COM	025816109	 2,011 	 39,135 	SH		SOLE		 30,135 		 9,000
AMERICAN INTL GROUP	COM	026874107	 16,856  236,477 	SH		SOLE	 	 219,721 		 16,756
ANADARKO PETE CORP	COM	032511107	 2,215 	 37,800 	SH		SOLE		 34,600 		 3,200
AUTOMATIC DATA PROCESS	COM	053015103	 1,228 	 29,314 	SH		SOLE		 28,714 		 600
AVERY DENNISON CORP	COM	053611109	 1,440 	 22,500 	SH		SOLE		 20,300 		 2,200
BANK OF AMERICA CORP	COM	060505104	 3,295 	 38,941 	SH		SOLE		 35,391 		 3,550
BP PLC SPONSORED ADR	COM	055622104	 911 	 17,012 	SH		SOLE		 6,400	 		 10,612
BRISTOL MYERS SQUIBB	COM	110122108	 961 	 39,220 	SH		SOLE		 36,020 		 3,200
CAMPBELL SOUP CO	COM	134429109	 327 	 12,150 	SH		SOLE		 12,150
CHEVRONTEXACO CORP	COM	166764100	 4,262 	 45,285 	SH		SOLE		 38,585 		 6,700
CHUBB CORP COM		COM	171232101	 2,051 	 30,075 	SH		SOLE		 26,825 		 3,250
CISCO SYS INC COM	COM	17275R102	 763 	 32,176 	SH		SOLE		 11,400 		 20,776
CITIGROUP INC COM	COM	172967101	 2,738 	 58,888 	SH		SOLE		 51,541 		 7,347
CLEAR CHANNEL COMMUN	COM	184502102	 2,598 	 70,300 	SH		SOLE		 64,600 		 5,700
DISNEY WALT CO 		COM	254687106	 1,665 	 65,300 	SH		SOLE		 63,900 		 1,400
EVEREST RE GROUP LTD 	COM	G3223R108	 3,457 	 43,025 	SH		SOLE		 43,025
EXXON MOBIL CORP 	COM	30231G102	 15,893  357,878 	SH		SOLE		 349,270 		 8,608
FEDERAL NATL MTG ASSN	COM	313586109	 7,526 	 105,469 	SH		SOLE		 99,536 		 5,933
FIRST DATA CORP		COM	319963104	 1,286 	 28,875 	SH		SOLE		 28,875
GENERAL AMERN INVS MF	COM	368802104	 27,361  907,790 	SH		SOLE		 907,790
GENERAL DYNAMICS CORP	COM	369550108	 1,668 	 16,800 	SH		SOLE		 15,200 		 1,600
GENERAL ELEC CO		COM	369604103	 6,929 	 213,855 	SH		SOLE		 199,755 		 14,100
HALLIBURTON COMPANY	COM	406216101	 3,730 	 123,273 	SH		SOLE		 123,273
HOME DEPOT INC		COM	437076102	 8,178 	 232,331 	SH		SOLE		 221,403 		 10,928
HONEYWELL INTL INC	COM	438516106	 2,016 	 55,025 	SH		SOLE		 50,225 		 4,800
INTEL CORP COM		COM	458140100	 4,350 	 157,604 	SH		SOLE		 150,099 		 7,505
INTERACTIVE CORP.	COM	44919p102	 1,870 	 62,050 	SH		SOLE		 57,450 		 4,600
J P MORGAN CHASE & CO	COM	46625H100	 2,805 	 72,345 	SH		SOLE		 66,645 		 5,700
JOHNSON & JOHNSON 	COM	478160104	 14,032  251,920 	SH		SOLE		 235,053 		 16,867
KIMBERLY CLARK CORP 	COM	494368103	 5,882 	 89,279 	SH		SOLE		 86,779 		 2,500
KINDER MORGAN INC KANS	COM	49455p101	 1,598 	 26,960 	SH		SOLE		 24,460 		 2,500
MCI INC COM		COM	576292106 	 361 	 25,000 	SH		SOLE		 -   		 	 25,000
MEDTRONIC INC		COM	585055106	 2,451 	 50,300 	SH		SOLE		 50,300
MERCK & CO INC 		COM	589331107	 10,371  218,341 	SH		SOLE		 206,465 		 11,876
MICROSOFT CORP 		COM	594918104	 1,866 	 65,330 	SH		SOLE		 51,130 		 14,200
NATIONAL CITY CORP 	COM	635405103	 7,057 	 201,572 	SH		SOLE		 182,072 		 19,500
NATIONAL HOME HLT CARE	COM	636380107	 805 	 82,996 	SH		SOLE		 82,996
PARTNERRE LTD BERMUDA 	COM	g6852t105	 4,306 	 75,900 	SH		SOLE		 71,350 		 4,550
PFIZER INC 		COM	717081103	 6,695 	 195,297 	SH		SOLE		 184,297 		 11,000
ROYAL DUTCH PETE CO 	COM	780257804	 679 	 13,150 	SH		SOLE		 11,450 		 1,700
SBC COMMUNICATIONS INC	COM	78387G103	 1,557 	 64,218 	SH		SOLE		 55,021 		 9,197
SPX CORP		COM	784635104	 2,467 	 53,116 	SH		SOLE		 49,816 		 3,300
STATE STR CORP 		COM	857477103	 3,847 	 78,450 	SH		SOLE		 78,450
TEXAS INSTRUMENTS INC.	COM	882508104	 4,240 	 175,368 	SH		SOLE		 168,902 		 6,466
TIME WARNER INC 	COM	887317105	 514 	 29,240 	SH		SOLE		 29,240
TJX COS INC NEW 	COM	872540109	 1,318 	 54,600 	SH		SOLE		 50,900 		 3,700
VERIZON COMMUNICATIONS 	COM	92343V104	 1,858 	 51,346 	SH		SOLE		 48,842 		 2,504
VIACOM INC CL B		COM	925524308	 1,827 	 51,142 	SH		SOLE		 45,617 		 5,525
WAL-MART STORES INC 	COM	931142103	 2,997 	 56,800 	SH		SOLE		 56,800
WYETH COM		COM	983024100	 414 	 11,443 	SH		SOLE		 9,543	 		 1,900

